TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables		¥ 7,858,214	¥ 8,570,102
Notes payable		4,726,541	5,439,162
Total trade and notes payables	$ 1,807,687	12,584,755	14,009,264
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables		¥ 52,000	¥ 213,000